Description of Organization and Business Operations - Liquidity and Going Concern (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended		3 Months Ended	7 Months Ended	9 Months Ended
	Jul. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Jul. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Description of Organization and Business Operations
Cash and cash equivalents		$ 28,260	$ 28,260				$ 1,383
Accumulated deficit		(13,217)	(13,217)				$ (133,649)
Net income (loss)	$ (8,235)	$ 3,606	3,606	$ (10,761)	$ (21,278)	$ (27,969)
Net cash used in operating activities			$ (6,358)		$ (15,990)	$ (18,561)